LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities

US dollars
Year Ended
(in thousands)	December 31, 2023

Operating annual lease cost:
Office and warehouse space	2,129
Base stations	1,206
Vehicle	51
Others	16
3,402
Weighted Average Remaining Lease Term (years):
Office space	5.1
Base stations	2.9
Vehicle	1.9
Others	2

Weighted Average Discount Rate (%):
Office space	6.35
Base stations	8.38
vehicle	10.49
Others	7.33

Schedule of Supplemental Cash Flow Information Related Operating Leases
US dollars
Year Ended
(in million)	December 31, 2023

Cash paid for amounts included in the measurement of lease liabilities:	3.4
Operating cash flows from operating leases

Schedule of Minimum lease Payments

US dollars
(in thousands)	December 31, 2023

Period:
2024	3,450
2025	2,143
2026	1,354
2027	1,174
2028	1,085
Thereafter	396
Total operating lease payments	9,602
Less: imputed interest	(1,530)
Present value of lease liabilities	8,072